Simplify Target 15 Distribution ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 61.6%
Money Market Funds – 61.6%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $42,507,718) ...................................................... 424,500 $ 42,483,960
Principal
U.S. Treasury Bills – 38.9%
U.S. Treasury Bill, 4.29%, 10/28/2025 (c)(d) .................................... $ 7,200,000 7,178,184
U.S. Treasury Bill, 4.19%, 11/13/2025 (c)(d) .................................... 3,700,000 3,682,300
U.S. Treasury Bill, 4.03%, 12/4/2025 (c)(d) ..................................... 6,600,000 6,554,298
U.S. Treasury Bill, 3.99%, 12/11/2025 (c)(d) .................................... 4,200,000 4,168,192
U.S. Treasury Bill, 3.96%, 12/26/2025 (d) ...................................... 5,300,000 5,251,255
Total U.S. Treasury Bills (Cost $26,831,528) ........................................ 26,834,229
Shares
Money Market Fund – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e)
(Cost $439,323) ......................................................... 439,323 439,323
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
Russell 2000 Index, December Strike Price $1,920, Expires 12/31/25 ...... 77 14,784,000 66,605
S&P 500 Index, December Strike Price $5,200, Expires 12/31/25 ......... 76 39,520,000 126,540
193,145
Total Purchased Options (Cost $355,027) ............................................ 193,145
Total Investments – 101.4%
(Cost $70,133,596) ............................................................ $ 69,950,657
Liabilities in Excess of Other Assets – (1.4)% ......................................... (979,232)
Net Assets – 100.0% ............................................................ $ 68,971,425
Number of
Contracts Notional Amount
Written Options – (2.0)%
Puts - Over the Counter Barrier Options – (2.0)%
SPX/RTY/NDX WOF, Expires 7/2/26 P100%/75% NC3 EKI (Counterparty:
Bank of America) .............................................. (5,000,000) $ (3,750,000) $ (23,000)
SPX/RTY/NDX WOF, Expires 7/24/26 P100%/70% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (2,500,000) (1,750,000) (23,305)
SPX/RTY/NDX WOF, Expires 7/24/26 P100%/77.5% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (2,000,000) (1,550,000) (16,739)
SPX/RTY/NDX WOF, Expires 7/31/26 P100%/75% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (1,500,000) (1,125,000) (15,272)

Simplify Target 15 Distribution ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
SPX/RTY/NDX WOF, Expires 7/31/26 P100/77.5% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (1,000,000) $ (775,000) $ (10,325)
SPX/RTY/NDX WOF, Expires 8/1/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (14,000,000) (14,000,000) (200,200)
SPX/RTY/NDX WOF, Expires 8/10/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,300,000) (975,000) (23,530)
SPX/RTY/NDX WOF, Expires 8/10/26 P100%/75% NC3 EKI (Counterparty:
Morgan Stanley Capital Services LLC) ............................. (4,000,000) (3,000,000) (50,000)
SPX/RTY/NDX WOF, Expires 8/10/26 P100%/77.5% NC3 EKI (Counterparty:
Morgan Stanley Capital Services LLC) ............................. (10,000,000) (7,750,000) (134,000)
SPX/RTY/NDX WOF, Expires 8/17/26 P100/77.5% NC3 EKI (Counterparty:
Bank of America) .............................................. (550,000) (426,250) (7,095)
SPX/RTY/NDX WOF, Expires 8/21/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,300,000) (975,000) (42,900)
SPX/RTY/NDX WOF, Expires 8/24/26 P100/77.5% NC3 EKI (Counterparty:
Goldman) .................................................... (2,700,000) (2,092,500) (65,340)
SPX/RTY/NDX WOF, Expires 8/31/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,600,000) (1,950,000) (96,720)
SPX/RTY/NDX WOF, Expires 9/14/26 P100%/75% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (5,500,000) (4,125,000) (201,296)
SPX/RTY/NDX WOF, Expires 9/21/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (4,000,000) (3,000,000) (154,000)
SPX/RTY/NDX WOF, Expires 9/28/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (487,500) (25,025)
SPX/RTY/NDX WOF, Expires 9/7/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,500,000) (4,125,000) (229,350)
SPX/RTY/NDX WOF, Expires 9/7/26 P100%/75% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (487,500) (26,065)
WOF SPX/RTY/NDX, Expires 7/10/26 P100%/77.5% NC3 EKI (Counterparty:
Nomura Securities) ............................................ (3,000,000) (2,325,000) (13,049)
(1,357,211)
Total Written Options (Premiums Received $2,502,100) ................................. $ (1,357,211)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $27,822,293 have been pledged as collateral for options as of September 30, 2025.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 46,626,636 $ (4,110,458) $ (8,460) $ (23,758) $ 42,483,960 424,500 $ 348,000 $ —
$ — $ 46,626,636 $ (4,110,458) $ (8,460) $ (23,758) $ 42,483,960 424,500 $ 348,000 $ —

Simplify Target 15 Distribution ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 61.6%
U.S. Treasury Bills ............................................................................. 38.9%
Money Market Fund ........................................................................... 0.6%
Purchased Options ............................................................................ 0.3%
Total Investments ............................................................................. 101.4%
Liabilities in Excess of Other Assets ............................................................... (1.4)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Abbreviations:
EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.